Share-based compensation - Restricted shares (Detail) - Restricted shares	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares € / shares	Dec. 31, 2024 shares $ / shares
EUR-denominated
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	3,523,906	3,523,906	2,995,252	2,995,252
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | € / shares	€ 21.17		€ 23.39
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,146,201	1,146,201	1,367,380	1,367,380
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | € / shares	€ 19.38		€ 22.64
Notional Dividends (in shares)	145,617	145,617	52,481	52,481
Weighted average exercise price notional dividends (in euros per share) | € / shares	€ 21.43		€ 22.57
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(1,147,752)	(1,147,752)	(627,855)	(627,855)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | € / shares	€ 21.70		€ 35.10
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(244,654)	(244,654)	(263,352)	(263,352)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | € / shares	€ 20.65		€ 21.06
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	3,423,318	3,423,318	3,523,906	3,523,906
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | € / shares	€ 20.44		€ 21.17
US Dollar
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period (in shares)	3,327,230	3,327,230	2,654,193	2,654,193
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period (in euros per share) | $ / shares		$ 23.04		$ 26.04
Number of other equity instruments granted in share-based payment arrangement (in shares)	1,118,263	1,118,263	1,460,620	1,460,620
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in euros per share) | $ / shares		$ 22.18		$ 24.59
Notional Dividends (in shares)	136,697	136,697	48,774	48,774
Weighted average exercise price notional dividends (in euros per share) | $ / shares		$ 22.66		$ 24.33
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	(1,070,835)	(1,070,835)	(582,404)	(582,404)
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement (in euros per share) | $ / shares		$ 23.24		$ 40.51
Number of other equity instruments forfeited in share-based payment arrangement (in shares)	(341,996)	(341,996)	(253,953)	(253,953)
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement (in euros per share) | $ / shares		$ 22.97		$ 23.43
Number of other equity instruments outstanding in share-based payment arrangement at end of period (in shares)	3,169,359	3,169,359	3,327,230	3,327,230
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period (in euros per share) | $ / shares		$ 22.66		$ 23.04